DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities [abstract]
Contract liabilities	$ 8,861,803	$ 9,817,028
Non Current liabilities [abstract]
Contract liabilities	137,864,649	146,961,103
Revenue recognized from contracts with customers	11,031,192	10,726,389	$ 11,707,811
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	3,219,381	3,219,381
Non Current liabilities [abstract]
Contract liabilities	42,991,720	46,211,330
Liquids Production and Commercialization [Member]
Current liabilities [abstract]
Contract liabilities	0	941,038
Non Current liabilities [abstract]
Contract liabilities	0	0
Midstream [Member]
Current liabilities [abstract]
Contract liabilities	5,631,491	5,642,229
Non Current liabilities [abstract]
Contract liabilities	94,872,929	100,749,773
UT [Member]
Current liabilities [abstract]
Contract liabilities	10,931	14,380
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0